Basis of presentation	12 Months Ended
Mar. 28, 2015
Accounting Policies [Abstract]
Basis of presentation
1.	Basis of presentation:

These consolidated financial statements, which include the accounts of the Canadian parent company Birks Group and its wholly-owned subsidiary, Mayor’s Jewelers, Inc. (“Mayors”), are reported in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes. The most significant estimates and judgments include assessing the valuation of inventories, accounts receivable, deferred tax assets, the recoverability of long-lived assets and the substantial doubt assessment of the going concern assumption. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Future operations

These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s ability to fund its operations and meet its cash flow requirements is dependent upon its ability to maintain specified excess availability levels under its senior secured revolving credit facilities as described in note 6.

Under the terms of the amendments to the senior secured credit facilities which were agreed to during the fiscal year ended March 28, 2015, the Company is required to finalize and complete a recapitalization transaction by January 2016, which includes, but is not limited to, the closing of permanent financing, equity infusion and/or restructuring acceptable to the lenders (“Recapitalization Transaction”). If the Company does not complete the Recapitalization Transaction, then an additional reserve of up to $2.5 million may be established by the lenders reducing availability under the senior secured credit facilities. There have been no monetary thresholds established by the lenders for the Recapitalization Transaction and although the Company is actively engaged in developing the Recapitalization Transaction, it currently does not have any commitments for financing in connection with the Recapitalization Transaction. Any Recapitalization Transaction will need to be reviewed and approved by the Company’s Board of Directors and its lenders. The successful completion of the Recapitalization Transaction is not within the Company’s control. In addition, the Company agreed, as part of the November 2014 amendments to its senior secured credit facilities that it must meet certain minimum adjusted EBITDA levels (calculated on a twelve-month rolling basis as defined in the agreements) if the Company’s availability under its senior secured revolving credit facility is below $8.0 million for any five consecutive days. Failure to meet the minimum adjusted EBITDA covenant in the event that availability falls below $8.0 million as described above is considered an event of default, that could result in the outstanding balances borrowed under the Company’s senior secured term loan and senior secured revolving credit facility becoming due immediately.

In addition, our senior secured revolving credit facility administrative agent may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under our senior secured revolving credit facility (customary for asset-based loans) at their reasonable discretion to: i) ensure that we maintain adequate liquidity for the operation of our business, ii) cover any deterioration in the amount or value of the collateral, and iii) reflect impediments to the lenders to realize upon the collateral. There is no limit to the amount of discretionary reserves that our senior secured revolving credit facility administrative agent may impose at its reasonable discretion.

The Company incurred a net loss of $8.6 million in fiscal 2015 and a net loss of $5.8 million in fiscal 2014 and negative cash flow from operating activities of $19.1 million in fiscal 2014. Maintenance of sufficient availability of funding through an adequate amount of committed financing is necessary for us to fund our day-to-day operations. Our ability to make scheduled payments of principal, or to pay the interest or additional interest, if any, or to fund planned capital expenditures and store operations will depend on our ability to maintain adequate levels of available borrowing and our future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond our control. Due to the impact of the Company’s financial performance in fiscal 2015 and fiscal 2014 and the level of capital expenditures requirements related to renewing store leases mostly in Canada over the next two fiscal years, there is a possibility that its existing cash, cash generated from operations and funds available under its credit agreements could be insufficient to fund its future operations, including capital expenditures, or repay debt when it becomes due.

As a result of the above, the Company will need to raise additional funds through public or private equity or debt financing, including funding from governmental sources, which may not be possible as the success of raising additional funds is beyond the Company’s control. The majority shareholder is not bound to provide this financing. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company or at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.

The Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months. This determination, however, could be impacted by future economic, financial and competitive factors, as well as other future events that are beyond the Company’s control. If any of these factors or events result in operating performance being significantly lower than currently forecasted or if the Company’s senior lenders impose additional restrictions on its ability to borrow on the Company’s collateral or if the Company does not maintain positive excess availability under its senior secured revolving credit facilities which is an event of default and the lenders have the right to demand repayment of balances owed under these credit facilities, there could be significant uncertainty about the Company’s ability to continue as a going-concern, and its capacity to realize the carrying value of its assets and repay its existing and future obligations as they generally become due without obtaining additional financing which may not be available as explained above. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate.